SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per Common Share And Segment Reporting (Details)	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) segment $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Basic Earnings per common share
Net income	$ (1,919,615)	$ (570,333)	$ 1,191,840	$ 2,690,543	$ (834)	$ (1,000)	$ (1,000)	$ (1,298,108)	$ 2,689,709	$ 1,910,487
Income available to common shareholders	(1,919,615)			2,690,543			(1,000)	(1,298,108)	2,689,709	1,910,487
Basic earnings per common share:
Net Income available to common shareholders	$ (1,919,615)			$ 2,690,543			$ (1,000)	$ (1,298,108)	$ 2,689,709	$ 1,910,487
Weighted Average Number of Shares - Basic | shares	10,307,037			9,453,125			2,750,000	13,957,179	5,008,929	7,732,021
Earnings Per Share - Basic | $ / shares	$ (0.19)			$ 0.28			$ 0.00	$ (0.09)	$ 0.54	$ 0.25
Diluted earnings per common share:
Net Income available to common shareholders	$ (1,919,615)			$ 2,690,543			$ (1,000)	$ (1,298,108)	$ 2,689,709	$ 1,910,487
Weighted Average Number of Shares - Basic | shares	10,307,037			9,453,125			2,750,000	13,957,179	5,008,929	7,732,021
Weighted average diluted shares outstanding (in shares) | shares	10,307,037			9,672,826			2,750,000	13,957,179	5,356,456	7,991,952
Earnings Per Share - Diluted | $ / shares	$ (0.19)			$ 0.28			$ 0.00	$ (0.09)	$ 0.50	$ 0.24
Number of shares excluded from calculation of net income per common share because their inclusion would be anti-dilutive | shares								14,115,358		14,115,358
New Dragonfly
Basic Earnings per common share
Net income								$ (7,456,000)	$ 4,421,000	$ 4,338,000	$ 6,878,000
Income available for distribution								(7,456,000)	4,421,000	4,338,000	6,878,000
Income allocated to participating securities, Net									1,469,000	(1,405,000)	(2,290,000)
Income available to common shareholders								(7,456,000)	2,952,000	2,933,000	4,588,000
Basic earnings per common share:
Net Income available to common shareholders								$ (7,456,000)	$ 2,952,000	$ 2,933,000	$ 4,588,000
Weighted Average Number of Shares - Basic | shares								21,131,993	20,063,211	20,101,129	20,040,470
Earnings Per Share - Basic | $ / shares								$ (0.35)	$ 0.15	$ 0.15	$ 0.23
Diluted earnings per common share:
Net Income available to common shareholders								$ (7,456,000)	$ 2,952,000	$ 2,933,000	$ 4,588,000
Weighted Average Number of Shares - Basic | shares								21,131,993	20,063,211	20,101,129	20,040,470
Dilutive effect related to stock options (in shares) | shares								0	1,862,894	1,829,979	1,348,315
Weighted average diluted shares outstanding (in shares) | shares								21,131,993	21,926,105	21,931,108	21,388,785
Earnings Per Share - Diluted | $ / shares								$ (0.35)	$ 0.13	$ 0.13	$ 0.21
Number of shares excluded from calculation of net income per common share because their inclusion would be anti-dilutive | shares								3,100,524	0	0	0
Number of operating segments								1		1	1